Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses [Abstract]
Schedule of Accrued Expenses [Table Text Block]

	December 31, 2012	December 31, 2011
Accrued voyage expenses	$2,410	$1,279
Accrued loan interest	780	1,397
Accrued legal and professional fees	409	310

Total accrued expenses	$3,599	$2,986